Shareholder Report, Average Annual Return (Details) DFC1_DFA World ex U.S. Government Fixed Income Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA World ex U.S. Government Fixed Income Portfolio – Institutional
Average Annual Return, Percent	5.12%	(1.96%)	1.54%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Average Annual Return, Percent	4.49%	0.99%	2.62%
FTSE Non-USD World Government Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-USD World Government Bond Index (hedged to USD)
Average Annual Return, Percent	3.66%	(0.44%)	2.03%